Related party transactions - Schedule of Income and Expenses with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income:
Total interest income	$ 785,032	$ 679,260	$ 332,621
Interest expense:
Deposits	(300,890)	(217,042)	(66,044)
Net interest income	259,211	233,183	148,011
Other income (expense):
Fees and commissions, net	44,401	32,519	19,791
Total other income, net	44,425	32,936	18,661
Segment profit	205,873	166,158	92,040
Total for all related parties
Interest income:
Loans	10,276	3,104	4,719
Securities at amortized cost, net	777	331	685
Total interest income	11,053	3,435	5,404
Interest expense:
Deposits	(35,425)	(14,477)	(10,943)
Net interest income	(24,372)	(11,042)	(5,539)
Other income (expense):
Fees and commissions, net	3	427	116
Loss on financial instruments, net	0	0	74
Total other income, net	3	427	190
Segment profit	$ (24,369)	$ (10,615)	$ (5,349)